Statements of Operations (USD $)	3 Months Ended		4 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2010	Jun. 30, 2011
Income Statement [Abstract]
Net revenues	$ 52,387	$ 0	$ 0	$ 0
Operating expenses:
Salaries	21,930	21,000	0	87,948
Professional fees	5,000	4,778	565,120	32,008
Commission and fees	575		0	37,006
Depreciation	1,019	793	0	12,702
Other operating expenses	1,500	1,500	0	10,701
Total operating expenses	30,024	28,071	565,120	180,365
Operating loss	22,363	(28,071)	(565,120)	(180,365)
Other income (expense), net	(23,095)	(196)	0	(655)
Income (loss) before income tax provision	(732)	(28,267)	(565,120)	(181,020)
Income tax provision	0	0	0	0
Net income (loss)	$ (732)	$ (28,267)	$ (565,120)	$ (181,020)
Net loss per share:
Basic	$ 0.00	$ 0.00	$ (0.07)	$ (0.02)
Diluted	$ 0.00	$ 0.00	$ (0.07)	$ (0.02)
Weighted average common shares outstanding:
Basic	10,098,713	8,982,645	8,362,791	9,815,690
Diluted	10,098,713	8,982,645	8,362,791	9,815,690